Restatement of Consolidated Financial Statements (Details) - Schedule of consolidated statements of operations and comprehensive income/(loss) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Previously Reported [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liability
Total other income	249
Income before income tax	30,918
Net income	29,245
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	29,276
Comprehensive income	35,740
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 35,744
Earnings per ordinary share
Basic (in Dollars per share) | $ / shares	$ 0.54
Dilutive (in Dollars per share) | $ / shares	$ 0.5
Restatement Impacts [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liability	$ 19,714
Total other income	19,714
Income before income tax	19,714
Net income	19,714
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	19,714
Comprehensive income	19,714
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 19,714
Earnings per ordinary share
Basic (in Dollars per share) | $ / shares	$ 0.37
Dilutive (in Dollars per share) | $ / shares	$ 0.33
As Restated [Member]
Condensed Statement of Income Captions [Line Items]
Change in fair value of warrant liability	$ 19,714
Total other income	19,963
Income before income tax	50,632
Net income	48,959
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	48,990
Comprehensive income	55,454
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 55,458
Earnings per ordinary share
Basic (in Dollars per share) | $ / shares	$ 0.91
Dilutive (in Dollars per share) | $ / shares	$ 0.83